Our people -Summary of Compensation for key Management Personnel (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Key Management Personnel [Abstract]
Short-term employee benefits	£ 17.9	£ 18.3	£ 3.5
Pensions and other post-retirement benefits	1.0	1.0	0.4
Share-based payments	10.3	10.8	3.8
Key management personnel compensation	£ 29.2	£ 30.1	£ 7.7